ASSET ACQUISITION AND REALLOCATION OF EQUITY INTEREST - Calculation of the purchase consideration (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 09, 2024	Dec. 31, 2025	Dec. 31, 2024
ASSET ACQUISITION AND REALLOCATION OF EQUITY INTEREST
Total purchase consideration		$ 9,263
Unfavorable contract - current		$ 1,080	$ 5,407
Acquisition of Guanghan Data Center Co., Ltd.
ASSET ACQUISITION AND REALLOCATION OF EQUITY INTEREST
Fair value of 369,031,800 Class A ordinary shares at first closing on December 9, 2024	$ 13,654
Fair value of 45,278,600 Class A ordinary shares at subsequent closing	1,675
Fair value	2,265
Effective settlement of unfavorable contract	6,063
Total purchase consideration	23,657
Unfavorable contract	11,888
Contingent consideration	6,063
Remaining amount of unfavorable contract	5,825
Unfavorable contract - current	5,407
Unfavorable contract, non-current	$ 6,481
Acquisition of Guanghan Data Center Co., Ltd. | Common Class A
ASSET ACQUISITION AND REALLOCATION OF EQUITY INTEREST
Number of shares of equity interests issued or issuable at first closing	369,031,800
Number of shares of equity interests issued or issuable at subsequent closing	45,278,600